Income Taxes - Provision for Income Taxes Based on the Effective Income Tax Rate (Details) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	Apr. 04, 2017	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Tax expense (income) at applicable tax rate			$ 117	$ 48
Adjustment for income taxes arising from the following:
Difference in statutory income tax rate of foreign operations			10	2
Prior years reassessment			3	1
Reversal of deferred income tax liabilities related to our previously held investment in Greenpac			(70)	0
Permanent difference on revaluation of previously held equity interest - Greenpac associate			(57)	0
Non-taxable portion of capital gain on revaluation of previously held equity interest - Boralex associate		$ 6	(24)	0
Change in future income taxes resulting from enacted tax rate change			(57)	2
Unrealized capital gain on long-term debt			(3)	0
Permanent differences			(6)	(5)
Change in deferred income tax assets relating to capital tax loss			6	(3)
Adjustment of provision for income taxes			(198)	(3)
Provision for (recovery of) income taxes			$ (81)	$ 45
Average effective tax rate			28.60%	27.40%
Disclosure of detailed information about business combination
Tax Cuts And Jobs Act Of 2017, effect on deferred tax liability			$ 57
Greenpac Holding LLC
Disclosure of detailed information about business combination
Income tax recovery	$ 70
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ 156